Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, including insurance contracts	$ 926,273	$ 787,074
Assets at Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	923,086	783,626
Insurance Company General Account Contracts (Member]
Defined Benefit Plan Disclosure [Line Items]
Contract value of insurance contracts	3,187	3,448
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,020	24,922
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,020	24,922
Level 2 - Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	896,066	758,704
Level 2 - Significant Other Observable Inputs [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	350,794	299,808
Level 2 - Significant Other Observable Inputs [Member] | Large and Medium Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	141,240	125,253
Level 2 - Significant Other Observable Inputs [Member] | Small Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,855	26,763
Level 2 - Significant Other Observable Inputs [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58,008	46,733
Level 2 - Significant Other Observable Inputs [Member] | U S Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	162,355	166,152
Level 2 - Significant Other Observable Inputs [Member] | US Debt Market Long Duration [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61,851	79,781
Level 2 - Significant Other Observable Inputs [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	86,375	8,937
Level 2 - Significant Other Observable Inputs [Member] | Pooled Funds and Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,411	5,105
Level 2 - Significant Other Observable Inputs [Member] | Government Fixed Income and Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	177	172
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	871,665	738,962	$ 736,880
Fair value of plan assets, including insurance contracts	871,665	738,962
Qualified Retirement Plan [Member] | Assets at Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	868,478	735,514
Qualified Retirement Plan [Member] | Insurance Company General Account Contracts (Member]
Defined Benefit Plan Disclosure [Line Items]
Contract value of insurance contracts	3,187	3,448
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	868,478	735,514
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	340,217	290,668
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Large and Medium Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	136,982	121,434
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Small Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,955	25,947
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	56,259	45,309
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | U S Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	157,460	161,086
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | US Debt Market Long Duration [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,986	77,349
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	83,771	8,665
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Pooled Funds and Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,676	4,889
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Government Fixed Income and Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	172	167
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54,608	48,113	$ 43,584
Fair value of plan assets, including insurance contracts	54,608	48,112
PBOP [Member] | Assets at Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54,608	48,112
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,020	24,922
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,020	24,922
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,588	23,190
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,577	9,140
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Large and Medium Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,258	3,819
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Small Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	900	816
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,749	1,424
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | U S Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,895	5,066
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | US Debt Market Long Duration [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,865	2,432
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,604	272
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Pooled Funds and Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	735	216
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Government Fixed Income and Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 5	$ 5